Vessels, net, Vessel Acquisitions and other Capital Expenditures (Details) $ in Millions	Jun. 30, 2026 USD ($) Vessel	Jun. 26, 2026 USD ($)	Jun. 19, 2026 USD ($)	Dec. 31, 2025 Vessel
Vessel Acquisitions [Abstract]
Number of impaired vessels | Vessel	0			0
M/VMagic Jupiter [Member]
Vessel Acquisitions [Abstract]
Purchase price			$ 37.5
M/VMagic Saturn [Member]
Vessel Acquisitions [Abstract]
Purchase price		$ 41.9
Installation of New Equipment Pursuant to Environmental Regulations [Member]
Vessel Acquisitions [Abstract]
Purchase price	$ 0.2